Pension and Other Post-retirement Benefits - Costs And Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Pension and other post-retirement benefits
Costs associated with the defined contribution benefit plans	$ 33,500	$ 31,700	$ 30,100
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	68,901	132,861
Pension and post-retirement benefits	(522,356)	(509,261)
Pension Benefits
Net periodic cost of defined benefit plans
Service cost	26,951	28,795	25,935
Interest cost	55,728	52,522	53,030
Expected return on plan assets	(88,681)	(88,792)	(83,702)
Amortization of prior service cost	(4,120)	(4,878)	(4,971)
Recognized actuarial loss (gain)	20,318	18,476	12,697
Curtailment (gain) charge	(4,438)
Net periodic cost	5,758	6,123	2,989
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	17,049	32,490
Unrecognized actuarial gains (losses)	(464,091)	(360,949)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(3,000)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	26,166
Change in benefit obligation:
Benefit obligation at beginning of year	1,248,209	1,235,769
Service cost	26,951	28,795	25,935
Interest cost	55,728	52,522	53,030
Actuarial loss (gain)	112,208	(16,872)
Plan amendments	6,884
Curtailment (gain) loss	(674)
Benefits paid	(54,436)	(52,005)
Benefit obligation at end of year	1,394,870	1,248,209	1,235,769
Changes in plan assets
Fair value of plan assets at beginning of year	1,179,777	1,168,765
Actual return on plan assets	76,756	35,870
Employer contributions	30,529	27,147
Benefits paid	(54,436)	(52,005)
Fair value of plan assets at end of year	1,232,626	1,179,777	1,168,765
Funded status at end of year	(162,244)	(68,432)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	68,901	132,861
Employee related expenses	(5,425)	(4,931)
Pension and post-retirement benefits	(225,720)	(196,362)
Net amount recognized	(162,244)	(68,432)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	231,145	201,293
Accumulated benefit obligation	$ 225,364	193,913
Pension Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	9 years
Pension Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	23 years
Post-retirement Benefits
Net periodic cost of defined benefit plans
Service cost	$ 1,297	1,795	1,963
Interest cost	13,346	13,479	15,279
Amortization of prior service cost	(4,282)	(1,337)	(1,337)
Recognized actuarial loss (gain)	1,617	(2)	(2)
Net periodic cost	11,978	13,935	15,903
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	13,845	2,844
Unrecognized actuarial gains (losses)	(44,258)	(40,590)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(4,274)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	2,424
Change in benefit obligation:
Benefit obligation at beginning of year	334,544	330,841
Service cost	1,297	1,795	1,963
Interest cost	13,346	13,479	15,279
Actuarial loss (gain)	5,285	10,339
Plan amendments	(15,283)
Participant contributions	2,959	2,798
Medicare Part D subsidy	2,090	1,313
Benefits paid	(26,766)	(26,021)
Benefit obligation at end of year	317,472	334,544	$ 330,841
Changes in plan assets
Participant contributions	2,959	2,798
Employer contributions	23,807	23,223
Benefits paid	(26,766)	(26,021)
Funded status at end of year	(317,472)	(334,544)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(20,836)	(21,645)
Pension and post-retirement benefits	(296,636)	(312,899)
Net amount recognized	$ (317,472)	$ (334,544)
Post-retirement Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	5 years
Post-retirement Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	24 years